Concentrations - Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	$ 13,044	$ 360,417
0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	4,155	281,632
90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	8,849	105,000
180 days – 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		225,000
Referral fees [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	4,155	11,112
Referral fees [Member] | 0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	4,155	11,112
Referral fees [Member] | 90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Referral fees [Member] | 180 days – 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables
Advisory service fees [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		341,000	[1]
Advisory service fees [Member] | 0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		11,000	[1]
Advisory service fees [Member] | 90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		105,000	[1]
Advisory service fees [Member] | 180 days – 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		225,000	[1]
Management fees [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	8,849	8,305
Management fees [Member] | 0 – 90 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables		8,305
Management fees [Member] | 90 – 180 days [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables	8,849
Management fees [Member] | 180 days – 1 year [Member]
Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables [Line Items]
Accounts receivable before allowance for uncollectible receivables

[1]	As of September 30, 2023, the gross accounts receivable balance of Company O was $85,000, which included in aging of 180 days to 1 year, and full allowance for credit losses of $85,000 was provided for Company O. As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, which was 100% received by the Group during the fiscal year 2024.